BUSINESS COMBINATIONS (Details) (USD $)	1 Months Ended
Apr. 30, 2013
First installment [Member]
Business Acquisition [Line Items]
Basis of performance target	Net income for the year ending December 31, 2013
Second installment [Member]
Business Acquisition [Line Items]
Basis of performance target	Net income for the year ending December 31, 2014
Bond [Member] | First installment [Member]
Business Acquisition [Line Items]
Target net income	$ 8,806,044
Nominal value of shares	10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013
Bond [Member] | Second installment [Member]
Business Acquisition [Line Items]
Target net income	10,567,252
Nominal value of shares	$ 10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014